[THE CHART BELOW REPLACES THE CHART OF CERTIFICATE CHARGES ON PAGE 3 OF THE PROFILE DATED DECEMBER 31, 1997 OF THE EQUITABLE ACCUMULATOR SELECT (IRA AND NQ) PROSPECTUS DATED DECEMBER 31, 1997.]

                                                                                               EXAMPLES
                                  TOTAL ANNUAL        TOTAL ANNUAL        TOTAL                Total Annual
                                  CERTIFICATE         PORTFOLIO           ANNUAL               Expenses at End of:
INVESTMENT FUND                   CHARGES             CHARGES             CHARGES              (1)      (2)
                                                                                               1 Year   10 Years
Alliance Money Market             1.60%               0.64%               2.24%                $25.93   $294.91
Alliance High Yield               1.60%               0.91%               2.51%                $28.61   $321.24
Alliance Common Stock             1.60%               0.66%               2.26%                $26.13   $296.88
Alliance Aggressive Stock         1.60%               0.83%               2.43%                $27.81   $313.50
Alliance Small Cap Growth         1.60%               1.20%               2.80%                $31.48   $348.77
BT Equity 500 Index               1.60%               0.55%               2.15%                $25.04   $285.99
BT Small Company Index            1.60%               0.60%               2.20%                $25.53   $290.95
BT International Equity Index     1.60%               0.80%               2.40%                $27.52   $310.62
JPM Core Bond                     1.60%               0.80%               2.40%                $27.52   $310.62
Lazard Large Cap Value            1.60%               0.90%               2.50%                $28.51   $320.30
Lazard Small Cap Value            1.60%               1.20%               2.80%                $31.48   $348.77
MFS Research                      1.60%               0.85%               2.45%                $28.01   $315.46
MFS Emerging Growth
   Companies                      1.60%               0.85%               2.45%                $28.01   $315.46
Morgan Stanley Emerging
   Markets Equity                 1.60%               1.75%               3.35%                $36.94   $398.94
EQ/Putnam Growth & Income
   Value                          1.60%               0.85%               2.45%                $28.01   $315.46
EQ/Putnam Investors Growth        1.60%               0.85%               2.45%                $28.01   $315.46
EQ/Putnam International
   Equity                         1.60%               1.20%               2.80%                $31.48   $348.76